Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments		$ (112)		$ (5,516)
Realized loss on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments		4		5,408
Unrealized gain on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments		43		5,220
Other comprehensive income | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 54,227	3,288	$ 143,327	3,084
Interest income (expense) | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 5,061	$ (2,887)	$ 766	$ (5,378)